Earnings Per Share (Notes)	12 Months Ended
Jan. 02, 2016
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
EARNINGS PER SHARE
The Company calculates earnings per share in accordance with FASB ASC Topic 260, Earnings Per Share (“ASC 260”). ASC 260 addresses whether instruments granted in share-based payment transactions are participating securities prior to vesting, and, therefore, need to be included in the earnings allocation in computing earnings per share under the two-class method. Under the guidance in ASC 260, the Company’s unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents, whether paid or unpaid, are participating securities and must be included in the computation of earnings per share pursuant to the two-class method.
On July 11, 2013, the Company’s Board of Directors approved a two-for-one stock split in the form of a stock dividend that was paid on November 1, 2013 to stockholders of record on October 1, 2013. On April 24, 2014, the Company amended its Restated Certificate of Incorporation to increase the number of shares of the Company’s authorized common stock from 160,000,000 shares to 320,000,000 shares. All share and per share data in this Annual Report on Form 10-K has been presented to reflect the split.
The following table sets forth the computation of basic and diluted earnings per share:

	Fiscal Year
(In millions, except per share data)	2015	2014	2013
Numerator:
Net earnings attributable to Wolverine World Wide, Inc.	$122.8	$133.1	$100.4
Adjustment for earnings allocated to nonvested restricted common stock	(2.8)	(2.9)	(2.3)
Net earnings used to calculate basic earnings per share	120.0	130.2	98.1
Adjustment for earnings reallocated to nonvested restricted common stock	0.1	0.1	0.1
Net earnings used to calculate diluted earnings per share	$120.1	$130.3	$98.2
Denominator:
Weighted average shares outstanding	102.0	101.4	100.2
Adjustment for nonvested restricted common stock	(3.4)	(3.2)	(3.3)
Shares used to calculate basic earnings per share	98.6	98.2	96.9
Effect of dilutive stock options	1.4	1.9	2.0
Shares used to calculate diluted earnings per share	100.0	100.1	98.9
Net earnings per share:
Basic	$1.22	$1.33	$1.01
Diluted	$1.20	$1.30	$0.99

Options granted to purchase 2,264,711 shares of common stock in fiscal 2015, 1,116,576 shares in fiscal 2014 and 449,036 shares in fiscal 2013 have not been included in the denominator for the computation of diluted earnings per share for each of those fiscal years because they were anti-dilutive.
The Company has 2,000,000 authorized shares of $1 par value preferred stock, none of which was issued or outstanding as of January 2, 2016 or January 3, 2015. The Company has designated 150,000 shares of preferred stock as Series A junior participating preferred stock and 500,000 shares of preferred stock as Series B junior participating preferred stock for possible future issuance.
On February 12, 2014, the Company's Board of Directors approved a common stock repurchase program that authorizes the repurchase of up to $200.0 million in common stock over a four-year period. The Company repurchased $92.6 million of Company common stock during fiscal 2015 under the stock repurchase plan. The Company did not repurchase any shares of Company common stock in fiscal 2014 or fiscal 2013 under a stock repurchase program. In addition to the stock repurchase program activity, the Company acquired $7.7 million, $10.5 million and $0.8 million of shares in fiscal years 2015, 2014 and 2013, respectively, in connection with employee transactions related to stock incentive plans.